RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Stock-based compensation	$ 1,173,216	$ 1,314,431
Board of Directors and officers and enterprises [Member]
Disclosure of transactions between related parties [line items]
Due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses	693,344	641,541	$ 392,463
Receivables from related parties (related to rent and office expenses)	$ 0	$ 7,474	$ 16,465
Deferred Share Units [Member]
Disclosure of transactions between related parties [line items]
Number of units issued | Share	30,168
Share-based payment	$ 75,086
Stock-based compensation	$ 57,881